Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 15,406,535	$ 11,253,459
Less: expected credit losses
Accounts receivable, net	$ 15,406,535	$ 11,253,459